Related Party Balances and Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 16 — RELATED PARTY BALANCES AND TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by the shareholder. Amounts represent advances or amounts paid in satisfaction of liabilities.

Related party balances consisted of the following:

		As of
		March 31, 2023	December 31, 2022
Accounts receivable	(a)	$359,488	$272,546
Amount due to shareholder	(b)	$4,973,844	$6,289,743

(a)      Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the shareholder.

(b)      Amount due to shareholder are those trade and nontrade payables arising from transactions between the Company and the shareholder, such as advances made by the shareholder on behalf of the Company, advances made by the Company on behalf of the shareholder, and allocated shared expenses paid by the shareholder.

In the ordinary course of business, during the three months ended March 31, 2023 and 2022, the Company involved with transactions, either at cost or current market prices and on the normal commercial terms among related parties. The following table provides the transactions with these parties for the periods as presented (for the portion of such period that they were considered related):

		For the three months ended March 31,
Nature of transactions		2023	2022
Asset management service income	(c)	$238,933	$239,943
Commission expenses	(d)	$—	$48,834
Office and operating fee charge	(e)	$2,029,713	$505,146
General and administrative expense allocated	(f)	$—	$273,646
Purchase of office building from the shareholder	(g)	$—	$5,995,249
Payment of special dividends to the shareholder	(h)	$—	$47,000,000

(c)      Under the management agreement, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the Shareholder, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.

(d)      Commission fee on insurance brokerage and asset management referral at the predetermined rate based on the service fee.

(e)      Pursuant to the service agreement, the Company agreed to pay the office and administrative expenses to the shareholder for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the shareholder. Also, the shareholder charged back the reimbursement of legal fee and debt collection fee in the ordinary course of business.

(f)      Certain amounts of general and administrative expenses were allocated by the shareholder.

(g)      The Company purchased an office building from the shareholder in January 2022, based on its historical carrying amount.

(h)      On January 18, 2022, TAG Asia Capital Holdings Limited approved to declare and distribute a special dividend of $47 million to TAG Holdings Limited, the shareholder who represented 1 ordinary share of TAG Asia Capital Holdings Limited. The dividends were paid by offsetting the receivable due from the shareholder and the remaining balance was paid by cash. The special dividend distribution was made due to the investment income from the sale of Nutmeg in September 2021.

Apart from the transactions and balances detailed elsewhere in these accompanying unaudited condensed consolidated financial statements, the Company has no other significant or material related party transactions during the periods presented.

NOTE 19 — RELATED PARTY BALANCES AND TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by the shareholder. Amounts represent advances or amounts paid in satisfaction of liabilities.

Related party balances consisted of the following:

		As of December 31,
		2022	2021
Balance with related parties:
Accounts receivable	(a)	$272,546	$238,892
Non-marketable equity securities – Investment E		—	523,269

Balance with the shareholder:
Earnest deposit		$—	$7,182,131
Amount due to shareholder	(b)	6,289,743	—
Receivable from the shareholder		—	29,562,195

(a)      Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the shareholder.

(b)      Amount due to shareholder are those trade and nontrade payables arising from transactions between the Company and the shareholder, such as advances made by the shareholder on behalf of the Company, advances made by the Company on behalf of the shareholder, and allocated shared expense paid by the shareholder.

In the ordinary course of business, during the years ended December 31, 2022 and 2021, the Company involved with transactions, either at cost or current market prices and on the normal commercial terms among related parties. The following table provides the transactions with these parties for the periods as presented (for the portion of such period that they were considered related):

		For the years ended December 31,
		2022	2021
Transaction with related parties:
Asset management service income	(c)	$969,912	$947,075
Management fee income		—	100,483
Interest income on debt securities		—	203,632
Commission expenses	(d)	48,398	181,359
Redemption of corporate bonds		—	1,286,628
Sales of investment – Investee A		—	159,413
Purchase of non-marketable equity security – Investment E		—	523,269
Purchase of non-marketable equity security – Investment F	(e)	9,668,568	—

Transaction with the shareholder:
Interest expense on note payable to the shareholder		—	482,820
Office and operating fee charge	(f)	3,190,064	2,463,553
General and administrative expense allocated	(g)	2,645,731	867,207
Purchase of investment from the shareholder	(h)	6,560,122	—
Purchase of office building from the shareholder	(i)	5,995,249	—
Declaration of special dividends to the shareholder	(j)	$47,000,000	$—

(c)      Under the management agreements, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the shareholder, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.

(d)      Commission fee on insurance brokerage and asset management referral at the predetermined rate based on the service fee.

(e)      The Company purchased 4% equity interest in Investment F from a related party in October 2022, based on its historical carrying amount.

(f)      Pursuant to the service agreement, the Company agreed to pay the office and operating expenses to the shareholder for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the shareholder. Also, the shareholder charged back the reimbursement of legal fee and debt collection fee in the ordinary course of business.

(g)      Certain amounts of other general and administrative expenses were allocated by the shareholder.

(h)      The Company purchased 4,158,963 shares of Investment A from the shareholder at the historical carrying amount and the transaction was completed in April 2022.

(i)      The Company purchased an office premises from the shareholder in January 2022, based on its historical carrying amount.

(j)      On January 18, 2022, TAC approved to declare and distribute a special dividend of $47 million to TAG Holdings Limited, the shareholder who represented 1 ordinary share of TAC. The dividends were paid by offsetting the receivable due from the shareholder amounted to $29,561,195 and the remaining balance was paid by cash. The special dividend distribution was made due to the investment income from the sale of Nutmeg in September 2021.

Apart from the transactions and balances detailed above and elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.